Income Taxes - Deferred Tax Asset (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred tax assets	$ 796,350	$ 1,379,495
Tax asset valuation allowance	(796,350)	(1,379,495)
Net deferred tax assets